Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 732,538,500
Previously Paid Amount	0
Total Fee Amount	63,731
Total Offset Amount	$ 0
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $732,538,500. The prospectus is a final prospectus for the related offering.
Net Fee	$ 63,731
Narrative - Max Aggregate Offering Price	$ 732,538,500
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true